Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 158,170	$ 115,964	$ 65,441			$ 65,460
Cash and cash equivalents		158,170	114,415	62,434
Restricted cash		0	1,549	3,007
Sales (note 21)	$ 3,888	229,650	174,346	72,431
Advertising Expense		3,901	4,007	3,336
Defined Contribution Plan, Cost Recognized		7,438	6,197	5,473
Foreign Currency Transaction Gain (Loss), before Tax		559	1,323	942
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature		268	336	(335)
Cash and Cash Equivalents, at Carrying Value, Total		70,448	103,370		¥ 484	¥ 673
Due to Related Parties, Noncurrent		6,705	7,070
Interest Rate Risk [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, Noncurrent		6,705
Inactivated Hepatitis A Vaccine And Combined Inactivated Hepatitis A And B Vaccine [Member]
Significant Accounting Policies [Line Items]
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 2,880	$ 4,672
Percentage Of Sales Return Provision Of Private Pay Market Sales		1.40%	3.10%
Seasonal Influenza Vaccine [Member]
Significant Accounting Policies [Line Items]
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 0	$ 263
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		$ 6,261	5,759	$ 1,654
ASC Topic 606
Significant Accounting Policies [Line Items]
Cumulative effect of adoption to opening balance of retained earnings			$ 0
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		49 years